Income Taxes (Details) - Schedule of income tax expenses - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of income tax expenses [Abstract]
Current income tax provision
Deferred income tax provision		328,146	(192,683)
Total income tax expense (benefit)		$ 328,146	$ (192,683)